Offsets	Nov. 03, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Shopify Inc.
Form or Filing Type	F-10
File Number	333-283168
Initial Filing Date	Nov. 12, 2024
Fee Offset Claimed	$ 0
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 10,000,000,000
Offset Note

2
As the total filing fee required for this Registration Statement is $0, taking into consideration the total available offset of $1,531,000 ($504,896.04 of available registration fees from the 2020 Registration Statement, $586,103.96 of available registration fees from the 2021 Registration Statement and $440,000 of available registration fees from the 2024 Registration Statement), the Registrant has transmitted $0 for this Registration Statement. In accordance with Rule 457(p) under the Securities Act, the full unused amount of available registration fee offsets shall be applied to offset any registration fees due from time to time for this Registration Statement.

A registration fee of $1,531,000 was previously paid with respect to the $10,000,000,000 securities registered under the 2024 Registration Statement. The Registrant used $1,091,000 of the available registration fee offsets from the 2022 Registration Statement and paid $440,000 as a contemporaneous fee payment for the remainder of the fee. The 2024 Registration Statement remains unutilized and $1,531,000 of registration fees remain available for future offsets pursuant to Rule 457(p) under the Securities Act.

A registration fee of $927,000 was previously paid with respect to the $10,000,000,000 securities registered under the 2022 Registration Statement. The Registrant used $927,000 of the $1,091,000 available registration fee offsets from the 2021 Registration Statement. $1,091,000 of registration fees remained unutilized and available for future offsets pursuant to Rule 457(p) under the Securities Act.

A registration fee of $1,091,000 was previously paid with respect to the $10,000,000,000 of securities registered under the 2021 Registration Statement. The Registrant used $504,896.04 of available registration fee offsets from the 2020 Registration Statement and paid $586,103.96 as a contemporaneous fee payment for the remainder of the fee. $1,091,000 of the registration fees used for the 2021 Registration Statement remained unutilized and available for future offsets pursuant to Rule 457(p) under the Securities Act.

A registration fee of $973,500 was previously paid with respect to the $7,500,000,000 of securities registered under the Registrant's registration statement on Form F-10 filed on July 28, 2020 (File No. 333-240142) (the "2020 Registration Statement"). The Registrant used $300,868 of available registration fee offsets and paid $672,632 as a contemporaneous fee payment for the remainder of the fee. $504,896.04 of the registration fees used for the 2020 Registration Statement remained unutilized and available for future offsets pursuant to Rule 457(p) under the Securities Act.

Termination / Withdrawal Statement

1	The Registrant has terminated or completed any offerings that included the unsold securities under the 2024 Registration Statement, 2022 Registration Statement, 2021 Registration Statement and 2020 Registration Statement (as defined below).

Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Shopify Inc.
Form or Filing Type	F-10
File Number	333-283168
Filing Date	Nov. 12, 2024
Fee Paid with Fee Offset Source	$ 440,000
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Shopify Inc.
Form or Filing Type	F-10
File Number	333-258189
Filing Date	Jul. 27, 2021
Fee Paid with Fee Offset Source	$ 586,103.96
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Shopify Inc.
Form or Filing Type	F-10
File Number	333-240142
Filing Date	Jul. 28, 2020
Fee Paid with Fee Offset Source	$ 672,632